Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Schedule of Share Based Payment Expense Recognised in Profit or Loss
The total expense recognised in profit or loss for the period is as follows:

	30 Sep 22	30 Sep 21
	£	£
Equity-settled share-based payments	—	(1,333)
Cash-settled share-based payments	10,442,728	—

	10,442,728	(1,333)

The total expense recognised in profit or loss for the year is as follows:

	2021 £	2020 £	2019 £
Equity-settled share-based payments	(1,333)	7,296	8,818